Victory Trivalent International Fund -- Core Equity Investment Strategy - Victory Trivalent International Fund -- Core Equity	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund's investment objective by investing primarily in equity securities of companies in countries represented in the MSCI ACWI ex USA Index (“Index”), but also may invest in companies from other countries.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities.The Adviser employs a bottom-up investment approach that emphasizes individual stock selection.
The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples, positive trends in earnings forecasts, high profitability, and companies with a strong or positively trending responsible investing (“RI”) profile. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, tends to have a below-average price-to-earnings ratio, above-average earnings growth trend, and above-average return on invested capital. RI investing considerations are not a primary or exclusive factor, but rather an additional inclusive consideration to the Adviser's process.The Fund's investment allocation to countries and sectors tends to approximate the country and sector allocations of the Index, which may focus its exposure in one or more countries, regions, or sectors. The Index captures large- and mid-cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. The Index covers approximately 85% of the global equity opportunity set outside the United States. The Fund normally invests in a minimum of 10 countries.There is no limit on the market capitalization in which the Fund may invest; therefore, the Fund’s investments may include small-, mid-, and large-capitalization companies.